INCOME TAXES (Detail Textuals) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Interest and penalties from examination	$ 170,000
Operating loss carryforwards, domestic	5,900,000
Operating loss carryforwards, state and local	5,200,000
Limitations on use, federal amount	5,100,000
Limitations on use, state and local amount	$ 4,700,000